Subsequent Events (Details) - Subsequent event € in Thousands, $ in Thousands	2 Months Ended	15 Months Ended
	Feb. 28, 2017 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Feb. 10, 2017 USD ($)
Construction of a river and estuary tanker
Subsequent Event [Line Items]
Secured Percentage		50.00%
Contractual Obligation		$ 13,064	€ 12,400
Maximum borrowing capacity		$ 6,532	€ 6,200
Repayment installments		24
Repayment frequency		monthly
Interest rate per annum		6.75%
Line of Credit Facility, Frequency of Payment and Payment Terms		To be repaid in 24 equal monthly installments after delivery of the vessel, plus 6.75% interest per annum.
Date of delivery		q1 2018
Vessel Type		river and estuary tanker
Formosa and San Lorenzo | Leasing arrangement
Subsequent Event [Line Items]
Sale price under leasing agreement	$ 1,109
Number of vessels	2
Vessel Type	self-propelled barges
Vale International S.A. "Vale"
Subsequent Event [Line Items]
Legal settlements and other, net				$ 21,500